CONTINGENCIES ((Narrative) (Details) $ in Thousands	1 Months Ended
Aug. 20, 2021 USD ($)
Disclosure Of Contingencies [Abstract]
Accrued liability	$ 1,000
Proceeds from water rights forfeited	$ 1,910